SUPPLEMENT DATED JULY 1, 2003

TO

PROSPECTUS DATED MAY 1, 2003

FOR

FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective immediately, Sun Life Financial Services of Canada, Inc. is renamed Sun Life Financial, Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.